STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (434,304)	$ (100)	$ (1,450)	$ (119,542)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(6,082)	0		(54,266)
Prepaid expenses	32,420	0		(106,333)
Accrued expenses			1,450	114,002
Income taxes payable				812
Accounts payable and accrued expenses	286,041	100
Changes in operating assets and liabilities:
Net cash used in operating activities	(121,925)	0		(165,327)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(65,637,670)
Net cash used in investing activities				(65,637,670)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid				64,574,917
Proceeds from sale of Private Warrants				1,285,000
Proceeds from promissory note – related party				175,000
Repayment of promissory note – related party				(175,000)
Proceeds from promissory note – related party				1,000,000
Payment of offering costs				(397,212)
Net cash provided by financing activities			25,000	66,462,705
Net Change in Cash	(121,925)	0	25,000	659,708
Cash – Beginning of period	684,708	25,000		25,000
Cash – End of period	562,783	25,000	$ 25,000	684,708
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption				58,188,310
Change in value of common stock subject to possible redemption	$ (434,310)	$ 0		(118,920)
Deferred underwriting fee payable				$ 2,297,319